                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22142

             Oppenheimer Rochester Intermediate Term Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Principal
  Amount                                                     Coupon    Maturity       Value
---------                                                    ------   ----------   ----------
Municipal Bonds and Notes--98.0%
Arizona--2.2%
$  25,000   AZ Capital Facilities Finance Corp. (Arizona
            State University)                                 6.000%  09/01/2015   $   25,173
   50,000   AZ Health Facilities Authority (Banner Health
            System)                                           5.000   01/01/2022       51,012
   35,000   Mesa, AZ IDA (Banner Health System)               5.000   01/01/2019       35,094
                                                                                   ----------
                                                                                      111,279
California--29.2%
   25,000   Bay Area, CA Toll Authority (San Francisco Bay
            Area)                                             5.000   04/01/2022       26,652
   30,000   CA County Tobacco Securitization Agency (TASC)    6.000   06/01/2029       28,527
   75,000   CA GO                                             5.000   09/01/2019       78,151
  200,000   CA Golden State Tobacco Securitization Corp.
            (TASC)                                            5.000   06/01/2021      198,774
  100,000   CA Health Facilities Financing Authority
            (CHW/CMF Obligated Group)                         5.125   07/01/2022      103,227
  125,000   CA Public Works (CA Community Colleges)           5.500   06/01/2022      127,053
  125,000   CA Public Works (Dept. of Mental Health)          5.500   06/01/2020      127,010
   25,000   Carson, CA Redevel. Agency Tax Allocation         5.250   10/01/2022       25,063
   25,000   Central CA Unified School District COP            5.000   08/01/2022       25,820
   50,000   Eastern CA Municipal Water District COP           5.375   07/01/2017       51,050
   70,000   Riverside County, CA Public Financing
            Authority (Jurupa Valley Desert & Interstate
            215 Corridor Redevel.)                            5.000   10/01/2021       66,636
  200,000   San Diego, CA Public Facilities Financing
            Authority (Ballpark)                              5.250   02/15/2021      205,814
   25,000   San Juan, CA Unified School District              5.000   08/01/2020       26,260
  200,000   San Juan, CA Unified School District              5.000   08/01/2021      208,310
  200,000   Santa Ana, CA Financing Authority (South
            Harbor Boulevard)                                 5.000   09/01/2019      200,414
                                                                                   ----------
                                                                                    1,498,761
District of Columbia--1.9%
  100,000   District of Columbia Ballpark                     5.000   02/01/2022      100,036
Florida--7.9%
   50,000   Dade County, FL GO (Seaport)                      5.125   10/01/2021       50,139
   75,000   FL Municipal Loan Council                         5.250   12/01/2019       78,372
   50,000   FL State Board of Education                       5.250   01/01/2020       53,692
  100,000   Hillsborough County, FL Community Investment
            Tax                                               5.000   11/01/2025      101,035
   25,000   St. Johns County, FL IDA (World Golf
            Foundation)                                       5.500   03/01/2017       25,030
  100,000   University of Central Florida (UCF Convocation
            Corp.)                                            5.000   10/01/2022       99,746
                                                                                   ----------
                                                                                      408,014
Illinois--17.0%
  200,000   Chicago, IL Public Building Commission
            (Chicago School Reform)                           5.250   12/01/2016      226,308
  150,000   IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ
            Obligated Group)                                  5.250   01/01/2022      153,866
   15,000   IL Finance Authority (CF/TCFH/CaHC/CaRC
            Obligated Group)                                  5.250   02/15/2019       15,416
  200,000   IL GO                                             5.000   06/01/2020      196,546


           1 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Principal
 Amount                                                      Coupon    Maturity       Value
---------                                                    ------   ----------   ----------
$ 200,000   IL GO                                             5.250%  10/01/2015   $  207,742
   35,000   IL Sales Tax                                      5.375   06/15/2015       35,401
   35,000   Northern IL Municipal Power Agency (Prarie
            Street)                                           5.000   01/01/2019       37,206
                                                                                   ----------
                                                                                      872,485
Indiana--2.0%
  100,000   Delaware County, IN Redevel. District             6.875   02/01/2018      100,118
Missouri--0.2%
   10,000   MO Environmental Improvement & Energy
            Resources Authority                               5.900   01/01/2019       10,040
New York--11.8%
  200,000   NY MTA, Series A                                  5.250   11/15/2016      206,672
   30,000   NY Tobacco Settlement Financing Corp. (TASC)      5.500   06/01/2016       30,491
  150,000   NYC GO                                            5.250   09/01/2022      162,215
  200,000   Port Authority  NY/NJ (JFK International Air
            Terminal)                                         6.500   12/01/2028      207,596
                                                                                   ----------
                                                                                      606,974
Ohio--4.0%
  200,000   Hamilton County, OH Sales Tax                     5.000   12/01/2020      207,832
Pennsylvania--0.3%
   15,000   Beaver County, PA Hospital Authority (Heritage
            Valley Health System)                             5.000   05/15/2018       15,015
South Carolina--3.1%
  150,000   Lexington, SC One School Facilities (Lexington
            County School District)                           5.000   12/01/2019      159,021
South Dakota--0.9%
   45,000   SD H&EFA (AM/ASL/AQP Obligated Group)             5.250   07/01/2022       45,472
Texas--4.3%
  200,000   Corpus Christi, TX Business & Job Devel. Corp.
            (Seawall)                                         5.375   03/01/2019      201,088
   20,000   San Antonio, TX Independent School District       5.375   08/15/2018       20,537
                                                                                   ----------
                                                                                      221,625
U.S. Possessions--11.5%
  200,000   Puerto Rico Highway & Transportation Authority    5.250   07/01/2017      209,590
   45,000   Puerto Rico Highway & Transportation Authority    5.750   07/01/2019       45,874
  320,000   Puerto Rico Public Buildings Authority            5.250   07/01/2017      333,507
                                                                                   ----------
                                                                                      588,971
Washington--1.7%
   45,000   University Place, WA                              5.000   12/01/2021       45,512
   40,000   WA Health Care Facilities Authority (Swedish
            Health System)                                    5.125   11/15/2022       40,006
                                                                                   ----------
                                                                                       85,518
Total Investments, at Value (Cost $5,081,487)-98.0%                                 5,031,161
Other Assets Net of Liabilities-2.0                                                   104,936
                                                                                   ----------
Net Assets-100.0%                                                                  $5,136,097
                                                                                   ==========


           2 | Oppenheimer Rochester Intermediate Term Municipal Fund

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OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                 LEVEL 2--         LEVEL 3--
                              LEVEL 1--            OTHER          SIGNIFICANT
                              UNADJUSTED        SIGNIFICANT      UNOBSERVABLE
                            QUOTED PRICES    OBSERVABLE INPUTS      INPUTS         VALUE
                            -------------    -----------------   ------------   ----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Arizona                       $--             $  111,279           $--       $  111,279
   California                     --              1,498,761            --        1,498,761
   District of Columbia           --                100,036            --          100,036
   Florida                        --                408,014            --          408,014
   Illinois                       --                872,485            --          872,485
   Indiana                        --                100,118            --          100,118
   Missouri                       --                 10,040            --           10,040
   New York                       --                606,974            --          606,974
   Ohio                           --                207,832            --          207,832
   Pennsylvania                   --                 15,015            --           15,015
   South Carolina                 --                159,021            --          159,021
   South Dakota                   --                 45,472            --           45,472
   Texas                          --                221,625            --          221,625
   U.S. Possessions               --                588,971            --          588,971
   Washington                     --                 85,518            --           85,518
                                 ---             ----------           ---       ----------
Total Assets                     $--             $5,031,161           $--       $5,031,161
                                 ---             ----------           ---       ----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABHS    Alexian Brothers Health System
ABMC    Alexian Brothers Medical Center
ABSJ    Alexian Brothers of San Jose
AM      Avera McKennan
AQP     Avera Queen of Peace


           3 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

ASL     Avera St. Lukes
AVM     Alexian Village of Milwaukee
AVT     Alexian Village of Tennessee
CaHC    Carle Health Care
CaRC    Carle Retirement Centers
CF      Carle Foundation
CHW     Catholic Healthcare West
CMF     CHW Medical Foundation
COP     Certificates of Participation
GO      General Obligation
H&EFA   Health and Educational Facilities Authority
IDA     Industrial Devel. Agency
JFK     John Fitzgerald Kennedy
MTA     Metropolitan Transportation Authority
NY/NJ   New York/New Jersey
NYC     New York City
TASC    Tobacco Settlement Asset-Backed Bonds
TCFH    The Carle Foundation Hospital

NOTES TO STATEMENT OF INVESTMENTS

The Fund commenced operation on December 6, 2010.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.


           4 | Oppenheimer Rochester Intermediate Term Municipal Fund

OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $5,081,487
                                 ==========
Gross unrealized appreciation    $    7,107
Gross unrealized depreciation       (57,433)
                                 ----------
Net unrealized depreciation      $  (50,326)
                                 ==========


           5 | Oppenheimer Rochester Intermediate Term Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate
Term Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011